Schedule of Investments(a)
November 30, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–68.74%
Advertising–0.20%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$2,107,000	$2,065,738
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	2,695,000	2,605,393
		4,671,131
Aerospace & Defense–0.89%
Boeing Co. (The),
2.75%, 02/01/2026(b)	5,067,000	4,692,513
2.20%, 02/04/2026	3,361,000	3,056,689
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	5,714,000	5,514,954
Lockheed Martin Corp., 4.95%, 10/15/2025(b)	3,657,000	3,702,146
Textron, Inc., 4.30%, 03/01/2024	3,906,000	3,861,799
		20,828,101
Agricultural & Farm Machinery–0.91%
Cargill, Inc.,
4.88%, 10/10/2025(c)	4,267,000	4,271,159
3.63%, 04/22/2027(c)	1,347,000	1,300,728
CNH Industrial Capital LLC,
3.95%, 05/23/2025	4,846,000	4,716,764
5.45%, 10/14/2025	5,684,000	5,750,860
John Deere Capital Corp., 4.55%, 10/11/2024	5,266,000	5,260,440
		21,299,951
Airlines–1.68%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	3,254,000	2,665,245
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(c)	812,380	701,306
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,155,000	1,094,044
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(c)	26,177,000	25,513,087
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,990,866	1,750,732
Series 2020-1, Class A, 5.88%, 10/15/2027	6,253,513	6,189,254
United Airlines, Inc., 4.38%, 04/15/2026(c)	1,404,000	1,308,563
		39,222,231
Apparel Retail–0.34%
Ross Stores, Inc., 4.60%, 04/15/2025	8,029,000	7,999,856
Apparel, Accessories & Luxury Goods–0.13%
Hanesbrands, Inc., 4.63%, 05/15/2024(c)	3,232,000	3,141,229
Principal Amount		Value
Application Software–0.19%
Open Text Corp. (Canada), 6.90%, 12/01/2027(c)	$838,000	$840,061
Workday, Inc., 3.50%, 04/01/2027(b)	3,817,000	3,610,517
		4,450,578
Asset Management & Custody Banks–1.52%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	631,000	606,436
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)(d)	2,350,000	1,992,807
Bank of New York Mellon Corp. (The),
5.22%, 11/21/2025(d)	4,167,000	4,170,928
4.41%, 07/24/2026(d)	5,580,000	5,504,231
5.80%, 10/25/2028(b)(d)	4,242,000	4,402,778
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	7,675,000	6,809,914
Hercules Capital, Inc.,
2.63%, 09/16/2026	1,035,000	876,652
3.38%, 01/20/2027	2,535,000	2,162,164
Northern Trust Corp., 4.00%, 05/10/2027(b)	6,706,000	6,572,690
State Street Corp., 5.75%, 11/04/2026(b)(d)	2,383,000	2,434,687
		35,533,287
Automobile Manufacturers–5.64%
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	29,538,000	27,133,902
2.70%, 08/10/2026	10,647,000	9,303,743
General Motors Financial Co., Inc.,
4.88% (SOFR + 1.30%), 04/07/2025(e)	9,352,000	9,092,458
6.05%, 10/10/2025	8,783,000	8,865,915
5.00%, 04/09/2027	3,511,000	3,435,632
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	2,016,000	1,898,686
Hyundai Capital America,
5.75%, 04/06/2023(c)	7,029,000	7,038,173
5.88%, 04/07/2025(b)(c)	5,895,000	5,906,049
Kia Corp. (South Korea), 2.75%, 02/14/2027(c)	3,555,000	3,132,203
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024(c)	4,614,000	4,179,984
Nissan Motor Co. Ltd. (Japan), 3.04%, 09/15/2023(c)	3,933,000	3,844,568
PACCAR Financial Corp., 4.95%, 10/03/2025	5,906,000	5,956,071
Toyota Motor Credit Corp.,
4.40%, 09/20/2024	14,999,000	14,919,716
3.65%, 08/18/2025	7,486,000	7,300,324
4.55%, 09/20/2027(b)	9,283,000	9,221,603
Volkswagen Group of America Finance LLC (Germany),
4.78% (SOFR + 0.95%), 06/07/2024(c)(e)	8,710,000	8,663,309
4.35%, 06/08/2027(c)	1,540,000	1,491,762
		131,384,098

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Retail–0.37%
AutoZone, Inc., 3.63%, 04/15/2025(b)	$3,239,000	$3,152,297
Lithia Motors, Inc., 4.63%, 12/15/2027(c)	6,000,000	5,559,960
		8,712,257
Broadcasting–0.05%
Fox Corp.,
4.03%, 01/25/2024	1,120,000	1,105,390
3.05%, 04/07/2025	152,000	145,482
		1,250,872
Cable & Satellite–0.37%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,510,000	3,471,170
Comcast Corp.,
5.25%, 11/07/2025(b)	1,210,000	1,231,074
3.30%, 04/01/2027	2,568,000	2,439,475
Sirius XM Radio, Inc., 3.13%, 09/01/2026(c)	1,595,000	1,441,944
		8,583,663
Computer & Electronics Retail–0.44%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	7,719,000	7,574,367
5.85%, 07/15/2025(b)	1,899,000	1,930,234
Leidos, Inc., 3.63%, 05/15/2025	873,000	842,095
		10,346,696
Construction Machinery & Heavy Trucks–1.05%
Caterpillar Financial Services Corp., 4.90%, 01/17/2025(b)	15,000,000	15,056,101
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	1,522,000	1,416,096
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	4,365,000	4,454,940
Wabtec Corp., 4.40%, 03/15/2024	3,511,000	3,455,391
		24,382,528
Consumer Finance–1.19%
American Express Co.,
3.38%, 05/03/2024	2,948,000	2,890,877
3.95%, 08/01/2025(b)	10,662,000	10,447,233
Capital One Financial Corp.,
3.20%, 01/30/2023	1,635,000	1,630,733
4.17%, 05/09/2025(d)	10,038,000	9,769,704
Synchrony Financial, 4.25%, 08/15/2024	3,019,000	2,946,219
		27,684,766
Copper–0.79%
Freeport-McMoRan, Inc.,
4.55%, 11/14/2024	5,496,000	5,437,138
4.38%, 08/01/2028	14,243,000	13,099,582
		18,536,720
Data Processing & Outsourced Services–0.90%
Block, Inc., 2.75%, 06/01/2026(b)	6,014,000	5,381,989
Principal Amount		Value
Data Processing & Outsourced Services–(continued)
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(b)	$9,077,000	$8,950,169
Fiserv, Inc., 3.80%, 10/01/2023	2,629,000	2,599,476
Global Payments, Inc., 4.00%, 06/01/2023	4,186,000	4,154,653
		21,086,287
Distillers & Vintners–0.59%
Constellation Brands, Inc.,
3.60%, 05/09/2024	7,499,000	7,354,656
4.35%, 05/09/2027(b)	6,647,000	6,501,806
		13,856,462
Diversified Banks–13.58%
Australia and New Zealand Banking Group Ltd. (Australia), 5.09%, 12/08/2025	3,871,000	3,905,166
Banco Santander S.A. (Spain), 5.15%, 08/18/2025(b)	7,000,000	6,960,290
Bank of America Corp.,
3.00%, 12/20/2023(d)	1,081,000	1,079,748
3.86%, 07/23/2024(d)	3,219,000	3,186,207
2.55%, 02/04/2028(b)(d)	2,881,000	2,579,233
Bank of Montreal (Canada),
Series E, 3.30%, 02/05/2024(b)	1,307,000	1,283,384
3.70%, 06/07/2025	4,569,000	4,455,417
Barclays PLC (United Kingdom), 5.30%, 08/09/2026(d)	14,243,000	14,013,639
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(c)	2,970,000	2,698,572
Citigroup, Inc.,
4.14%, 05/24/2025(b)(d)	14,243,000	13,983,797
4.99% (3 mo. USD LIBOR + 1.25%), 07/01/2026(e)	14,536,000	14,349,004
5.61%, 09/29/2026(b)(d)	9,234,000	9,268,889
Series V, 4.70%(d)(f)	3,790,000	3,203,952
Citizens Bank N.A.,
4.12%, 05/23/2025(d)	14,243,000	14,020,689
6.06%, 10/24/2025(d)	9,016,000	9,121,168
Danske Bank A/S (Denmark),
4.30% (3 mo. USD LIBOR + 1.06%), 09/12/2023(c)(e)	5,898,000	5,896,895
3.24%, 12/20/2025(c)(d)	1,579,000	1,472,681
Federation des Caisses Desjardins du Quebec (Canada), 4.40%, 08/23/2025(b)(c)	14,000,000	13,683,476
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	2,162,000	2,136,899
4.41% (SOFR + 0.58%), 11/22/2024(e)	1,518,000	1,480,423
4.18%, 12/09/2025(d)	14,243,000	13,725,408
3.00%, 03/10/2026(d)	4,826,000	4,506,164
7.34%, 11/03/2026(d)	10,000,000	10,447,120
HSBC USA, Inc., 3.75%, 05/24/2024(b)	10,662,000	10,471,523
ING Groep N.V. (Netherlands),
4.49% (SOFR + 1.01%), 04/01/2027(e)	4,979,000	4,681,334
6.50%(b)(d)(f)	7,693,000	7,248,460
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
4.08%, 04/26/2026(b)(d)	$10,386,000	$10,127,766
5.06% (SOFR + 1.32%), 04/26/2026(e)	5,905,000	5,852,069
Series HH, 4.60%(d)(f)	5,180,000	4,610,200
KeyBank N.A., 4.15%, 08/08/2025(b)	7,358,000	7,205,114
Manufacturers and Traders Trust Co., 5.40%, 11/21/2025	8,720,000	8,763,336
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.06%, 09/12/2025(d)	8,400,000	8,352,712
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	6,172,000	6,066,675
National Australia Bank Ltd. (Australia), 3.50%, 06/09/2025(b)	7,109,000	6,914,936
Natwest Group PLC (United Kingdom), 7.47%, 11/10/2026(d)	3,601,000	3,753,791
NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(d)	1,900,000	1,868,352
Nordea Bank Abp (Finland),
3.60%, 06/06/2025(c)	8,147,000	7,899,205
4.75%, 09/22/2025(c)	15,000,000	14,941,918
5.38%, 09/22/2027(b)(c)	3,672,000	3,687,970
6.63%(c)(d)(f)	3,278,000	3,238,551
Skandinaviska Enskilda Banken AB (Sweden), 3.70%, 06/09/2025(c)	10,662,000	10,323,941
Svenska Handelsbanken AB (Sweden), 3.65%, 06/10/2025(b)(c)	6,931,000	6,718,629
Swedbank AB (Sweden), 3.36%, 04/04/2025(c)	1,692,000	1,620,636
Toronto-Dominion Bank (The) (Canada), 3.77%, 06/06/2025	10,662,000	10,381,020
U.S. Bancorp, 5.73%, 10/21/2026(d)	8,167,000	8,346,598
Wells Fargo & Co., 4.54%, 08/15/2026(d)	6,203,000	6,080,014
		316,612,971
Diversified Capital Markets–2.32%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	1,871,000	1,758,577
4.75%, 08/09/2024(b)	15,000,000	14,145,121
3.70%, 02/21/2025	9,123,000	8,311,244
2.95%, 04/09/2025	1,057,000	941,263
Credit Suisse Group AG (Switzerland),
2.59%, 09/11/2025(c)(d)	2,372,000	2,102,526
6.37%, 07/15/2026(c)(d)	11,485,000	10,656,937
Deutsche Bank AG (Germany), 3.96%, 11/26/2025(d)	4,073,000	3,853,664
OWL Rock Core Income Corp., 4.70%, 02/08/2027	3,366,000	3,047,586
UBS Group AG (Switzerland), 4.49%, 05/12/2026(c)(d)	9,401,000	9,165,400
		53,982,318
Principal Amount		Value
Diversified Chemicals–0.49%
Celanese US Holdings LLC,
3.50%, 05/08/2024(b)	$2,629,000	$2,550,900
5.90%, 07/05/2024	8,943,000	8,891,453
		11,442,353
Diversified REITs–0.88%
VICI Properties L.P., 4.38%, 05/15/2025	6,647,000	6,404,876
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(c)	14,243,000	14,122,985
		20,527,861
Diversified Support Services–0.06%
Cintas Corp. No. 2, 3.45%, 05/01/2025(b)	1,457,000	1,415,945
Education Services–0.22%
Grand Canyon University, 3.25%, 10/01/2023	5,117,000	5,053,037
Electric Utilities–3.70%
Alliant Energy Finance LLC, 3.75%, 06/15/2023(c)	3,350,000	3,323,169
Constellation Energy Generation LLC, 3.25%, 06/01/2025	1,969,000	1,891,753
Duke Energy Corp., 4.30%, 03/15/2028	2,826,000	2,725,381
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	2,647,000	2,560,612
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	3,327,000	3,447,693
Eversource Energy, 2.90%, 03/01/2027	7,107,000	6,524,998
Fells Point Funding Trust, 3.05%, 01/31/2027(c)	7,581,000	6,905,529
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,412,000	3,910,135
NextEra Energy Capital Holdings, Inc.,
4.20%, 06/20/2024	6,647,000	6,557,716
4.26%, 09/01/2024	8,329,000	8,224,865
4.45%, 06/20/2025(b)	4,747,000	4,719,990
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(c)	375,000	354,915
NRG Energy, Inc., 3.75%, 06/15/2024(c)	2,791,000	2,698,724
Pacific Gas and Electric Co., 3.25%, 02/16/2024	14,738,000	14,296,958
Southern Co. (The),
4.48%, 08/01/2024(g)	9,496,000	9,357,349
5.15%, 10/06/2025	2,585,000	2,603,746
Series 21-A, 3.75%, 09/15/2051(d)	2,500,000	2,011,625
Tampa Electric Co., 3.88%, 07/12/2024(b)	2,357,000	2,303,665
Vistra Operations Co. LLC, 3.55%, 07/15/2024(c)	1,970,000	1,889,791
		86,308,614
Financial Exchanges & Data–0.17%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	3,971,000	3,888,159
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Food Retail–0.12%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(c)	$2,922,000	$2,911,101
General Merchandise Stores–0.25%
Dollar General Corp., 4.25%, 09/20/2024(b)	5,816,000	5,731,964
Health Care Equipment–0.04%
Becton, Dickinson and Co., 3.36%, 06/06/2024	881,000	860,860
Health Care Facilities–0.15%
HCA, Inc., 5.38%, 02/01/2025	3,567,000	3,562,798
Health Care REITs–0.22%
Ventas Realty L.P., 2.65%, 01/15/2025	1,923,000	1,816,789
Welltower, Inc., 3.63%, 03/15/2024	3,287,000	3,221,567
		5,038,356
Homebuilding–0.48%
Lennar Corp., 4.88%, 12/15/2023	4,748,000	4,722,534
Meritage Homes Corp., 6.00%, 06/01/2025	6,000,000	5,958,794
Toll Brothers Finance Corp., 4.88%, 11/15/2025(b)	477,000	458,353
		11,139,681
Hotels, Resorts & Cruise Lines–0.53%
Expedia Group, Inc., 4.63%, 08/01/2027	12,869,000	12,441,788
Industrial Machinery–0.14%
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	3,757,000	3,323,305
Insurance Brokers–0.08%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	1,894,000	1,869,143
Integrated Oil & Gas–0.46%
BP Capital Markets PLC (United Kingdom), 4.38%(d)(f)	2,849,000	2,717,234
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	5,056,000	4,592,404
Occidental Petroleum Corp., 6.95%, 07/01/2024	3,305,000	3,354,608
		10,664,246
Integrated Telecommunication Services–0.15%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,571,000	3,541,720
Interactive Home Entertainment–0.58%
Take-Two Interactive Software, Inc.,
3.30%, 03/28/2024	4,211,000	4,100,773
3.55%, 04/14/2025	7,109,000	6,859,970
3.70%, 04/14/2027(b)	2,602,000	2,469,661
		13,430,404
Principal Amount		Value
Interactive Media & Services–0.94%
Meta Platforms, Inc., 3.50%, 08/15/2027(b)(c)	$8,581,000	$8,069,716
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(c)	4,039,000	4,027,965
3.28%, 04/11/2024(c)	10,000,000	9,726,963
		21,824,644
Internet & Direct Marketing Retail–0.24%
Prosus N.V. (China), 3.26%, 01/19/2027(c)	6,310,000	5,551,840
Internet Services & Infrastructure–0.10%
VeriSign, Inc.,
5.25%, 04/01/2025	1,764,000	1,773,002
4.75%, 07/15/2027	554,000	542,937
		2,315,939
Investment Banking & Brokerage–1.29%
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	4,853,000	4,913,560
3.99% (SOFR + 0.79%), 12/09/2026(b)(e)	9,326,000	8,949,819
4.01% (SOFR + 0.81%), 03/09/2027(b)(e)	9,157,000	8,728,808
4.04% (SOFR + 0.82%), 09/10/2027(e)	752,000	710,473
2.64%, 02/24/2028(d)	1,876,000	1,674,895
National Securities Clearing Corp., 5.10%, 11/21/2027(c)	5,113,000	5,181,058
		30,158,613
Life & Health Insurance–1.74%
Athene Global Funding, 2.95%, 11/12/2026(c)	3,126,000	2,813,883
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(c)	6,041,000	5,665,250
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	6,172,000	6,113,887
GA Global Funding Trust, 3.85%, 04/11/2025(c)	10,662,000	10,209,849
Northwestern Mutual Global Funding,
4.00%, 07/01/2025(c)	10,422,000	10,192,747
4.35%, 09/15/2027(b)(c)	5,593,000	5,486,990
		40,482,606
Life Sciences Tools & Services–0.24%
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	5,625,000	5,679,610
Managed Health Care–0.80%
Elevance Health, Inc., 5.35%, 10/15/2025	7,000,000	7,104,276
Humana, Inc., 2.90%, 12/15/2022	1,616,000	1,614,944
UnitedHealth Group, Inc.,
5.00%, 10/15/2024(b)	5,735,000	5,769,518
5.15%, 10/15/2025(b)	3,998,000	4,064,490
		18,553,228
Metal & Glass Containers–0.04%
Ball Corp., 4.88%, 03/15/2026	846,000	821,838
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Movies & Entertainment–1.64%
Magallanes, Inc.,
3.53%, 03/15/2024(c)	$4,721,000	$4,572,108
3.64%, 03/15/2025(c)	2,954,000	2,822,498
Netflix, Inc.,
5.75%, 03/01/2024(b)	6,120,000	6,138,666
5.88%, 02/15/2025	5,000,000	5,057,782
4.38%, 11/15/2026	10,000,000	9,667,474
Warnermedia Holdings, Inc.,
3.43%, 03/15/2024(c)	3,294,000	3,199,280
3.79%, 03/15/2025(c)	7,109,000	6,797,576
		38,255,384
Multi-Utilities–0.66%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)(d)	6,396,000	5,256,745
Dominion Energy, Inc., 3.07%, 08/15/2024(g)	1,946,000	1,881,684
WEC Energy Group, Inc.,
5.00%, 09/27/2025	6,044,000	6,074,811
5.15%, 10/01/2027(b)	2,095,000	2,125,755
		15,338,995
Office REITs–0.41%
Office Properties Income Trust,
4.25%, 05/15/2024	9,131,000	8,350,022
2.65%, 06/15/2026	1,485,000	1,108,330
		9,458,352
Oil & Gas Equipment & Services–0.21%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	2,240,000	2,215,640
Schlumberger Holdings Corp., 3.75%, 05/01/2024(c)	2,761,000	2,715,094
		4,930,734
Oil & Gas Exploration & Production–1.28%
Apache Corp., 7.75%, 12/15/2029	2,027,000	2,093,753
Devon Energy Corp.,
5.25%, 10/15/2027	8,657,000	8,691,612
5.88%, 06/15/2028(b)	9,496,000	9,504,404
EQT Corp.,
5.68%, 10/01/2025	5,855,000	5,845,983
3.13%, 05/15/2026(c)	1,230,000	1,136,810
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(c)	2,930,247	2,482,410
		29,754,972
Oil & Gas Refining & Marketing–0.02%
Phillips 66, 3.70%, 04/06/2023	578,000	576,646
Oil & Gas Storage & Transportation–3.00%
Enbridge, Inc. (Canada), 4.46% (SOFR + 0.63%), 02/16/2024(e)	4,330,000	4,288,458
Energy Transfer L.P.,
4.25%, 03/15/2023	2,774,000	2,765,446
5.88%, 01/15/2024	3,596,000	3,610,862
2.90%, 05/15/2025	1,718,000	1,621,706
5.50%, 06/01/2027	28,060,000	28,036,120
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC, Series D, 7.63% (3 mo. USD LIBOR + 2.99%), 08/16/2077(b)(e)	$2,375,000	$2,181,326
Kinder Morgan, Inc., 3.15%, 01/15/2023	1,323,000	1,320,485
ONEOK Partners L.P., 4.90%, 03/15/2025	3,950,000	3,911,693
ONEOK, Inc., 5.85%, 01/15/2026	3,528,000	3,579,777
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	2,760,000	2,723,656
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	14,927,000	16,011,440
		70,050,969
Other Diversified Financial Services–0.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
1.65%, 10/29/2024	4,722,000	4,346,776
2.45%, 10/29/2026	2,860,000	2,516,155
Corebridge Financial, Inc., 3.50%, 04/04/2025(c)	7,109,000	6,812,410
Equitable Holdings, Inc., 3.90%, 04/20/2023	2,135,000	2,126,328
		15,801,669
Packaged Foods & Meats–0.58%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,601,000	3,558,841
General Mills, Inc., 5.24%, 11/18/2025	10,000,000	10,014,484
		13,573,325
Paper Packaging–0.58%
Berry Global, Inc.,
4.88%, 07/15/2026(c)	5,744,000	5,518,720
1.65%, 01/15/2027	5,640,000	4,763,132
Packaging Corp. of America, 3.65%, 09/15/2024	2,303,000	2,248,613
Sealed Air Corp., 5.50%, 09/15/2025(c)	938,000	931,992
		13,462,457
Personal Products–0.47%
GSK Consumer Healthcare Capital US LLC,
3.02%, 03/24/2024	9,352,000	9,081,639
3.38%, 03/24/2027	1,932,000	1,804,599
		10,886,238
Pharmaceuticals–0.56%
Bayer US Finance II LLC, 3.88%, 12/15/2023(c)	3,649,000	3,591,605
Mylan, Inc., 3.13%, 01/15/2023(c)	1,693,000	1,687,327
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	1,197,000	1,188,185
Zoetis, Inc., 5.40%, 11/14/2025	6,594,000	6,695,420
		13,162,537
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Real Estate Development–0.13%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	$202,000	$86,490
6.05%, 10/13/2025(c)	1,650,000	640,596
5.50%, 05/17/2026(c)	413,000	157,792
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(c)	400,000	193,825
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	987,000	854,742
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(c)	1,059,000	130,925
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	1,257,000	545,837
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	1,054,000	399,815
		3,010,022
Regional Banks–2.61%
Banque Federative du Credit Mutuel S.A. (France), 4.52%, 07/13/2025(c)	9,077,000	8,937,889
Citizens Financial Group, Inc., 4.30%, 12/03/2025	11,908,000	11,630,871
Fifth Third Bank N.A., 5.85%, 10/27/2025(d)	8,271,000	8,341,540
KeyCorp, 3.88%, 05/23/2025(d)	2,930,000	2,874,241
PNC Financial Services Group, Inc. (The), 5.67%, 10/28/2025(b)(d)	5,038,000	5,081,121
Santander Holdings USA, Inc., 3.50%, 06/07/2024	2,242,000	2,176,517
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	4,095,000	4,138,626
Synovus Financial Corp., 5.20%, 08/11/2025	6,710,000	6,624,677
Truist Financial Corp.,
4.26%, 07/28/2026(b)(d)	7,457,000	7,325,178
4.12%, 06/06/2028(b)(d)	3,876,000	3,703,510
		60,834,170
Reinsurance–0.26%
Swiss Re America Holding Corp., 7.00%, 02/15/2026(b)	5,800,000	6,148,015
Renewable Electricity–0.14%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	3,542,000	3,214,365
Restaurants–0.13%
Aramark Services, Inc., 5.00%, 04/01/2025(c)	3,034,000	2,962,853
Retail REITs–0.24%
Kite Realty Group L.P., 4.00%, 10/01/2026	6,047,000	5,590,895
Semiconductor Equipment–0.16%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 4.40%, 06/01/2027	3,846,000	3,680,704
Semiconductors–0.86%
Broadcom, Inc., 3.46%, 09/15/2026	5,681,000	5,368,603
Principal Amount		Value
Semiconductors–(continued)
Marvell Technology, Inc., 4.20%, 06/22/2023	$3,509,000	$3,489,576
Microchip Technology, Inc.,
4.33%, 06/01/2023	3,508,000	3,493,566
4.25%, 09/01/2025	7,910,000	7,700,629
		20,052,374
Sovereign Debt–0.20%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(c)	5,529,000	4,565,604
Specialized Finance–1.32%
Blackstone Private Credit Fund,
2.35%, 11/22/2024	3,264,000	3,010,054
2.70%, 01/15/2025	3,257,000	3,031,234
7.05%, 09/29/2025(c)	2,812,000	2,819,504
2.63%, 12/15/2026	3,977,000	3,381,297
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(h)	8,658,000	8,658,000
National Rural Utilities Cooperative Finance Corp.,
3.45%, 06/15/2025(b)	3,220,000	3,107,784
5.45%, 10/30/2025	6,729,000	6,833,723
		30,841,596
Specialized REITs–0.08%
American Tower Corp., 3.00%, 06/15/2023	2,008,000	1,983,461
Specialty Chemicals–0.41%
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	7,859,000	7,140,845
Sherwin-Williams Co. (The), 4.25%, 08/08/2025(b)	2,373,000	2,339,157
		9,480,002
Steel–0.69%
ArcelorMittal S.A. (Luxembourg),
3.60%, 07/16/2024	3,162,000	3,071,929
6.55%, 11/29/2027	7,879,000	7,951,469
POSCO (South Korea), 2.38%, 01/17/2023(c)	5,021,000	5,002,454
		16,025,852
Systems Software–0.17%
Oracle Corp., 5.80%, 11/10/2025(b)	3,828,000	3,922,246
Tobacco–1.08%
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(c)	1,988,000	1,897,064
Philip Morris International, Inc.,
5.13%, 11/15/2024	13,913,000	13,915,684
5.00%, 11/17/2025(b)	6,078,000	6,075,610
5.13%, 11/17/2027	3,200,000	3,208,391
		25,096,749
Trading Companies & Distributors–0.79%
Air Lease Corp.,
2.30%, 02/01/2025	1,685,000	1,569,593
1.88%, 08/15/2026	2,972,000	2,599,973
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Aircastle Ltd., 5.00%, 04/01/2023	$14,243,000	$14,196,160
		18,365,726
Trucking–0.99%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.45%, 07/01/2024(c)	2,334,000	2,250,897
4.00%, 07/15/2025(c)	4,277,000	4,103,462
4.40%, 07/01/2027(c)	3,107,000	2,958,609
Ryder System, Inc.,
4.63%, 06/01/2025	5,428,000	5,352,623
4.30%, 06/15/2027(b)	2,100,000	1,978,883
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(c)	7,407,000	6,443,290
		23,087,764
Wireless Telecommunication Services–1.13%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	9,755,000	9,288,978
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	7,288,750	7,198,169
T-Mobile USA, Inc.,
2.25%, 02/15/2026	4,316,000	3,956,984
2.63%, 04/15/2026	3,619,000	3,323,051
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(c)	3,001,000	2,595,865
		26,363,047
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,672,170,540)		1,602,583,378

Asset-Backed Securities–28.17%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(c)	828,741	826,065
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	1,265,808	1,264,287
Series 2019-2, Class C, 2.74%, 04/18/2025	1,236,717	1,222,950
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,586,956
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,746,947
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	869,478	815,147
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	2,765,590	2,525,623
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(i)	1,678,118	1,491,096
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	3,332,425	2,610,184
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(i)	11,689,672	9,380,500
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(g)	7,093,932	6,216,263
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(i)	57,194	56,933
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-5A, Class A, 6.12%, 04/20/2027(c)	$19,000,000	$18,993,274
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 5.54% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(e)	11,812,000	11,481,040
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	20,000,000	18,513,648
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 3.05%, 05/25/2034(i)	15,469	14,381
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	5,910,528	4,961,447
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	5,909,657	4,785,151
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	5,620,210	4,794,204
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	6,348,692	5,360,873
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 3.86%, 08/25/2033(i)	20,449	19,200
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	107,138	98,776
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	203,450	192,236
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	20,695,097	391,611
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	1,753,495	1,648,302
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.73% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(e)	3,455,000	3,318,898
Series 2021-VOLT, Class A, 4.58% (1 mo. USD LIBOR + 0.70%), 09/15/2036(c)(e)	6,565,000	6,293,640
Series 2021-VOLT, Class B, 4.83% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(e)	11,325,000	10,608,729
Series 2021-VOLT, Class C, 4.98% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(e)	2,795,000	2,597,059
Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(e)	6,464,000	6,044,437
Series 2021-XL2, Class B, 4.87% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(e)	2,312,154	2,183,793
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

BX Trust,
Series 2021-LGCY, Class A, 4.38% (1 mo. USD LIBOR + 0.51%), 10/15/2036(c)(e)	$25,000,000	$23,644,793
Series 2022-CLS, Class A, 5.76%, 10/13/2027(c)	2,630,000	2,607,990
Series 2022-LBA6, Class A, 4.79% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(e)	5,550,000	5,323,709
Series 2022-LBA6, Class B, 5.09% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(e)	3,435,000	3,263,487
Series 2022-LBA6, Class C, 5.39% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(e)	1,835,000	1,717,486
CarMax Auto Owner Trust,
Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,169,465
Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,400,181
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	1,445,000	1,426,660
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	695,000	684,604
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(j)	7,943,891	225,977
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.22% (3 mo. USD LIBOR + 0.98%), 04/20/2031(c)(e)	5,813,000	5,725,695
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(i)	60,093	56,669
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(i)	1,763,393	1,581,819
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.09%, 01/25/2036(i)	249,680	217,103
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 5.28% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(e)	2,390,000	2,355,806
Series 2016-1A, Class ARR, 5.36% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(e)	2,424,000	2,366,597
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.14%, 11/10/2046(j)	10,553,771	58,488
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	256,923	252,591
Series 2017-C4, Class XA, IO, 1.19%, 10/12/2050(j)	20,783,629	738,276
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	444,123	424,988
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	5,994,910	4,870,622
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 3.85%, 08/25/2034(i)	71,928	65,485
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	$248,355	$243,068
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(i)	8,853,712	7,270,353
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(i)	4,343,221	3,680,512
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(g)	4,278,076	3,788,754
Series 2022-5, Class A1, 4.55%, 04/25/2067(c)(i)	14,453,174	13,755,019
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.32%, 12/10/2045(j)	1,947,956	53
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	275,065	269,607
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	192,633	163,962
Series 2005-J4, Class A7, 5.50%, 11/25/2035	326,408	265,781
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(g)	737,402	711,891
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(c)(i)	3,866,454	3,565,191
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(c)(i)	14,151,649	12,243,564
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	1,113,669	993,216
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	4,669,656	3,932,146
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(i)	5,738,387	5,297,681
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(i)	2,955,000	2,437,469
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(i)	6,269,808	6,006,741
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(c)(g)	9,848,165	9,518,467
Drive Auto Receivables Trust,
Series 2019-3, Class C, 2.90%, 08/15/2025	65,154	65,080
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	2,847,280
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.16% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(e)	1,705,121	1,663,523
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	374,754	362,347
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	1,359,647	1,076,765
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	4,018,275	3,340,005
Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(g)	5,851,985	5,608,708
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	1,439,253	1,436,348
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	2,784,954	2,733,495
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	$9,652,010	$8,301,151
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	2,073,432	1,783,759
FREMF Mortgage Trust,
Series 2013-K26, Class C, 3.59%, 12/25/2045(c)(i)	787,638	784,841
Series 2013-K27, Class C, 3.67%, 01/25/2046(c)(i)	530,000	527,943
Series 2013-K28, Class C, 3.58%, 06/25/2046(c)(i)	530,000	525,648
Series 2013-K29, Class C, 3.58%, 05/25/2046(c)(i)	1,915,000	1,889,688
Series 2013-K30, Class C, 3.66%, 06/25/2045(c)(i)	917,000	900,759
Series 2017-K724, Class B, 5.26%, 12/25/2049(c)(i)	1,395,000	1,355,439
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(i)	2,054,818	1,911,570
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(g)	829,743	743,496
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 5.31% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(e)	6,000,000	5,861,784
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 5.15% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(e)	7,612,000	7,508,073
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 5.31% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(e)	7,000,000	6,836,256
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 5.43% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(e)	8,297,310	8,169,665
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 4.53% (1 mo. Term SOFR + 0.73%), 08/15/2036(c)(e)	2,640,000	2,588,901
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	193,742	191,519
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	5,109,245	4,364,017
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(i)	44,845	40,937
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	1,584,000	1,453,540
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	700,000	637,937
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(c)	1,569,910	1,465,255
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 5.66% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(e)	3,000,000	2,914,314
Principal Amount		Value

IP Lending II Ltd., Series 2021-2A, Class SNR, 3.65%, 07/15/2025(c)(h)	$5,000,000	$4,474,900
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(h)	3,978,000	3,544,000
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(c)(h)	6,557,000	6,164,039
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,285,485
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.35%, 07/25/2035(i)	148,061	142,923
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(j)	25,918,225	503,091
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 4.67% (1 mo. USD LIBOR + 0.80%), 05/15/2036(c)(e)	7,750,000	7,647,336
Series 2019-KNSQ, Class C, 4.92% (1 mo. USD LIBOR + 1.05%), 05/15/2036(c)(e)	4,250,000	4,138,741
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(i)	15,940	2,597
Life Mortgage Trust,
Series 2021-BMR, Class A, 4.58% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(e)	7,254,320	6,982,657
Series 2021-BMR, Class B, 4.76% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(e)	3,519,033	3,340,125
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(c)	15,000,000	14,851,962
Med Trust,
Series 2021-MDLN, Class A, 4.83% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(e)	4,135,000	3,956,151
Series 2021-MDLN, Class B, 5.33% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(e)	6,685,000	6,332,691
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	3,900,232	3,355,419
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	3,802,247	3,269,341
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	373,034	337,045
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(i)	4,321,575	3,511,105
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(i)	5,228,776	4,460,708
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(i)	8,162,688	6,674,005
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(c)	$1,333,234	$1,316,089
Series 2020-A, Class A3, 0.97%, 04/09/2027(c)	5,800,000	5,367,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	2,235,000	2,198,745
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 1.01%, 12/15/2050(j)	7,163,181	246,765
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	1,552,288	1,465,513
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	1,260,229	1,191,338
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.25% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(e)	7,358,155	7,255,612
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(i)	715,706	650,838
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(i)	1,201,638	1,083,479
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(i)	4,027,720	3,554,612
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(i)	189,233	178,281
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(i)	4,986,345	4,202,431
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(c)(i)	6,085,320	5,293,966
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(g)	3,946,106	3,534,426
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(g)	3,610,000	2,910,707
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(c)(g)	3,686,550	3,583,639
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(c)(g)	8,662,899	8,549,622
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	4,498,032	3,843,370
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 5.04% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(e)	5,145,000	5,050,445
Series 2020-8RA, Class A1, 5.30% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(e)	9,602,000	9,427,599
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 5.30% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(e)	8,832,000	8,683,667
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 5.50% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(e)	7,550,413	7,399,722
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	5,980,045	4,797,665
Principal Amount		Value

PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.17% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(e)	$3,874,000	$3,722,565
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	669,398	667,253
PRKCM 2022-AFC2 Trust, Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(c)(i)	6,281,002	6,139,391
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	5,000,151	4,561,630
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	3,725,000	3,038,430
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	8,716,874	8,250,674
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,228	2,480
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(i)	229,151	221,803
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	817,539	764,472
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	3,340,758	3,040,504
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	1,518,147	1,506,784
Series 2019-3, Class D, 2.68%, 10/15/2025	1,253,230	1,245,998
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	504,990	424,125
Series 2013-6, Class A2, 3.00%, 05/25/2043(i)	695,084	612,782
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	430,261	378,556
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(c)	1,661,145	1,559,011
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	4,556,217	3,645,530
STAR Trust, Series 2021-SFR1, Class A, 4.50% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(e)	18,579,790	17,786,334
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	106,077	101,917
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(i)	1,475,795	1,364,295
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(i)	5,277,208	4,424,185
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(i)	471,903	25,917
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(c)	2,475,000	2,024,863
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	7,248,667	6,165,707
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

TICP CLO XV Ltd., Series 2020-15A, Class A, 5.52% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(e)	$7,162,000	$7,025,012
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(i)	577,987	570,031
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.22%, 11/15/2050(j)	11,901,781	398,726
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(k)	510,373	3,571
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	1,312,468	1,238,500
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	351,476	336,737
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	2,786,077	2,238,808
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(i)	1,700,232	1,412,255
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	5,864,200	4,936,177
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	2,157,257	1,885,352
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(g)	3,985,556	3,470,970
Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(g)	2,137,529	2,075,521
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)(g)	3,154,930	3,153,503
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	1,480,599	1,329,220
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.24%, 10/25/2033(i)	94,398	87,351
Series 2005-AR14, Class 1A4, 3.88%, 12/25/2035(i)	38,203	35,283
Series 2005-AR16, Class 1A1, 2.82%, 12/25/2035(i)	176,252	158,696
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	19,143	19,102
Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	11,792,256	409,961
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(c)	6,387,500	5,884,512
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, IO, 1.49%, 12/15/2045(c)(j)	493,193	15
Series 2013-C16, Class B, 5.15%, 09/15/2046(i)	4,500,000	4,279,883
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	9,870,063	8,050,339
Total Asset-Backed Securities (Cost $716,091,643)		656,690,873
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.76%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 10.02% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	$900,009	$928,573
Series 2018-R07, Class 1M2, 6.44% (1 mo. USD LIBOR + 2.40%), 04/25/2031(c)(e)	267,667	266,563
Series 2019-R02, Class 1M2, 6.32% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(e)	70,823	70,700
Series 2019-R03, Class 1M2, 6.17% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(e)	80,327	80,039
Series 2022-R03, Class 1M1, 5.62% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(e)	6,263,299	6,192,276
Series 2022-R04, Class 1M1, 5.52% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(e)	3,275,132	3,235,942
Freddie Mac,
Series 2013-DN2, Class M2, STACR®, 8.27% (1 mo. USD LIBOR + 4.25%), 11/25/2023(e)	1,233,519	1,252,726
Series 2014-DN1, Class M3, STACR®, 8.52% (1 mo. USD LIBOR + 4.50%), 02/25/2024(e)	729,270	736,896
Series 2014-DN3, Class M3, STACR®, 8.02% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	460,809	461,584
Series 2022-HQA3, Class M1, STACR®, 5.82% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(e)	2,787,860	2,758,935
Series 2022-DNA6, Class M1, STACR®, 5.67% (30 Day Average SOFR + 2.15%), 09/25/2042(c)(e)	1,578,135	1,568,912
Series 2018-HRP1, Class M2, STACR®, 5.67% (1 mo. USD LIBOR + 1.65%), 04/25/2043(c)(e)	257,898	257,595
Total Agency Credit Risk Transfer Notes (Cost $18,011,637)		17,810,741
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.76%
Collateralized Mortgage Obligations–0.43%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(k)	421,089	70,564
6.50%, 02/25/2032 to 07/25/2032(k)	245,918	40,733
6.00%, 12/25/2032 to 09/25/2035(k)	605,693	95,352
5.50%, 11/25/2033 to 06/25/2035(k)	485,475	81,642
PO, 0.00%, 09/25/2032(l)	19,706	17,086
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
6.50%, 06/25/2023 to 11/25/2029	$51,595	$52,856
5.02% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	36,576	36,898
4.41% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	16,964	16,814
4.42% (1 mo. USD LIBOR + 0.40%), 11/25/2033 to 03/25/2042(e)	79,551	78,346
5.50%, 04/25/2035 to 07/25/2046(k)	2,758,014	2,053,749
9.84% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	64,460	76,458
9.47% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	219,771	250,183
9.47% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	30,765	34,467
5.00%, 04/25/2040	99,913	98,824
4.00%, 03/25/2041 to 08/25/2047(k)	883,946	181,339
4.47% (1 mo. USD LIBOR + 0.45%), 02/25/2047(e)	49,470	48,656
IO, 2.68% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 02/25/2035(e)(k)	624,653	50,170
3.00%, 11/25/2027(k)	738,268	34,092
3.99% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(k)	133,106	12,567
3.88% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	27,551	2,803
3.93% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(k)	148,764	12,450
4.09% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(e)(k)	55,227	5,761
4.08% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(k)	76,600	8,176
2.98% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	52,253	3,916
3.78% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	25,291	2,689
3.98% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(e)(k)	165,810	18,754
4.19% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	117,971	10,866
4.23% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	143,560	19,487
7.00%, 04/25/2033(k)	701,139	127,042
2.03% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	331,357	18,874
2.73% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(k)	228,004	8,938
2.58% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	130,273	8,041
3.50%, 08/25/2035(k)	3,054,814	384,307
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.52% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(k)	$111,839	$8,642
2.53% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	334,327	23,074
2.13% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	589,203	62,714
4.50%, 02/25/2043(k)	210,625	31,808
1.88% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(k)	4,800,476	353,179
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	51,121,179	221,697
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	35,712,235	359,358
Series K734, Class X1, IO, 0.79%, 02/25/2026(j)	27,290,943	446,021
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	26,780,577	713,657
Series K093, Class X1, IO, 1.09%, 05/25/2029(j)	22,258,159	1,080,812
Freddie Mac REMICs,
2.74% (COF 11 + 1.45%), 12/15/2023(e)	97,058	97,341
6.50%, 04/15/2028 to 06/15/2032	607,863	629,524
6.00%, 01/15/2029 to 04/15/2029	277,512	282,761
7.50%, 09/15/2029	39,932	41,949
8.00%, 03/15/2030	24,773	26,114
4.82% (1 mo. USD LIBOR + 0.95%), 08/15/2031 to 01/15/2032(e)	51,946	52,352
4.87% (1 mo. USD LIBOR + 1.00%), 12/15/2031 to 03/15/2032(e)	105,800	106,184
4.37% (1 mo. USD LIBOR + 0.50%), 01/15/2033(e)	2,261	2,245
5.00%, 08/15/2035	1,051,284	1,056,917
4.00%, 06/15/2038 to 03/15/2045(k)	345,557	79,448
IO, 2.13% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(e)(k)	105,478	3,263
3.00%, 06/15/2027 to 12/15/2027(k)	2,519,485	119,811
2.50%, 05/15/2028(k)	548,201	24,317
4.80% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(k)	12,066	206
4.18% (8.05% - (1.00 x 1 mo. USD LIBOR)), 02/15/2029(e)(k)	127,696	9,228
3.88% (7.75% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(k)	113,330	5,999
4.23% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(e)(k)	74,729	4,759
2.83% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	360,748	18,977
2.88% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	73,557	4,139
2.85% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	239,695	13,869
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.28% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(k)	$318,819	$13,242
3.13% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	47,074	4,988
2.20% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	666,995	53,577
2.38% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	138,058	9,493
2.23% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	726,306	74,829
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(k)	1,072,629	58,254
3.27%, 12/15/2027(j)	279,588	13,155
6.50%, 02/01/2028(k)	11,197	1,204
7.00%, 09/01/2029(k)	103,590	14,646
7.50%, 12/15/2029(k)	41,575	6,373
6.00%, 12/15/2032(k)	40,550	5,296
		10,098,322
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.00%, 03/01/2023 to 07/01/2024	56,267	57,592
8.50%, 05/01/2024 to 08/17/2026	18,459	18,458
7.00%, 10/25/2024 to 03/01/2035	589,962	608,503
9.00%, 01/01/2025 to 05/01/2025	1,446	1,469
6.50%, 07/01/2028 to 04/01/2034	54,772	56,511
7.50%, 01/01/2032 to 02/01/2032	318,648	334,964
5.00%, 07/01/2033 to 06/01/2034	186,711	191,438
5.50%, 09/01/2039	394,797	413,637
ARM, 3.65% (6 mo. USD LIBOR + 1.65%), 07/01/2036(e)	13,810	14,096
2.66% (1 yr. USD LIBOR + 2.20%), 02/01/2037(e)	3,506	3,506
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(e)	6,657	6,648
		1,706,822
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.20%
8.00%, 12/01/2022 to 07/01/2032	$55,485	$55,555
6.50%, 11/01/2023 to 10/01/2035	998,112	1,029,005
7.00%, 11/01/2025 to 08/01/2036	1,151,503	1,183,838
7.50%, 02/01/2027 to 08/01/2033	768,056	800,239
9.00%, 01/01/2030	23,104	23,136
8.50%, 05/01/2030 to 07/01/2030	61,208	62,637
6.00%, 06/01/2030 to 03/01/2037	1,277,333	1,336,234
5.50%, 02/01/2035 to 05/01/2036	174,370	182,759
ARM, 4.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	15,735	15,447
3.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(e)	23,989	24,350
2.74% (1 yr. USD LIBOR + 1.70%), 03/01/2038(e)	5,439	5,482
		4,718,682
Government National Mortgage Association (GNMA)–0.05%
7.50%, 12/15/2022 to 11/15/2026	12,022	12,142
8.00%, 03/15/2023 to 08/15/2028	6,865	6,865
6.50%, 07/15/2023 to 02/15/2034	392,155	405,972
7.00%, 10/15/2026 to 01/20/2030	59,281	59,781
8.50%, 07/20/2027	18,678	18,885
IO, 2.66% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	665,385	50,170
2.76% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	1,035,136	64,102
4.50%, 09/16/2047(k)	1,796,178	299,618
2.31% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	1,755,474	164,191
		1,081,726
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $20,930,924)		17,605,552
U.S. Treasury Securities–0.65%
U.S. Treasury Bills–0.43%
3.75% - 3.93%, 03/09/2023(m)(n)	2,061,000	2,037,235
4.54% - 4.60%, 05/11/2023(m)(n)	8,043,000	7,882,025
		9,919,260
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
U.S. Treasury Notes–0.22%
4.50%, 11/30/2024	$4,883,000	$4,897,878
4.50%, 11/15/2025	20,500	20,732
3.88%, 11/30/2027	251,800	252,764
		5,171,374
Total U.S. Treasury Securities (Cost $15,085,764)		15,090,634
Shares
Common Stocks & Other Equity Interests–0.00%
Technology Hardware, Storage & Peripherals–0.00%
Locus Solutions LLC, (Cost $0)(h)	44	0
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(o)(p)	2,151,548	2,151,548
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(o)(p)	1,536,359	1,536,820
Invesco Treasury Portfolio, Institutional Class, 3.76%(o)(p)	2,458,911	2,458,911
Total Money Market Funds (Cost $6,147,279)		6,147,279
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.34% (Cost $2,448,437,787)		2,315,928,457
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.48%
Invesco Private Government Fund, 3.83%(o)(p)(q)	35,743,367	$35,743,367
Invesco Private Prime Fund, 4.15%(o)(p)(q)	91,867,551	91,885,922
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $127,611,617)		127,629,289
TOTAL INVESTMENTS IN SECURITIES–104.82% (Cost $2,576,049,404)		2,443,557,746
OTHER ASSETS LESS LIABILITIES—(4.82)%		(112,317,932)
NET ASSETS–100.00%		$2,331,239,814
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $1,053,095,680, which represented 45.17% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,295,561	$179,693,725	$(183,837,738)	$-	$-	$2,151,548	$58,942
Invesco Liquid Assets Portfolio, Institutional Class	4,723,759	128,352,660	(131,541,013)	(159)	1,573	1,536,820	42,721
Invesco Treasury Portfolio, Institutional Class	7,194,927	205,364,256	(210,100,272)	-	-	2,458,911	62,469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,080,644	266,960,968	(265,298,245)	-	-	35,743,367	415,335*
Invesco Private Prime Fund	82,102,844	468,313,881	(458,536,217)	21,240	(15,826)	91,885,922	1,146,529*
Total	$134,397,735	$1,248,685,490	$(1,249,313,485)	$21,081	$(14,253)	$133,776,568	$1,725,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,058	March-2023	$833,348,348	$2,007,667	$2,007,667
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,852	March-2023	(309,642,533)	(1,653,314)	(1,653,314)
U.S. Treasury 10 Year Notes	582	March-2023	(66,057,000)	(318,281)	(318,281)
U.S. Treasury 10 Year Ultra Notes	679	March-2023	(81,246,594)	(466,812)	(466,812)
U.S. Treasury Long Bonds	247	March-2023	(31,369,000)	(116,970)	(116,970)
U.S. Treasury Ultra Bonds	61	March-2023	(8,313,156)	(15,250)	(15,250)
Subtotal—Short Futures Contracts				(2,570,627)	(2,570,627)
Total Futures Contracts				$(562,960)	$(562,960)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,593,925,378	$8,658,000	$1,602,583,378
Asset-Backed Securities	—	642,507,934	14,182,939	656,690,873
Agency Credit Risk Transfer Notes	—	17,810,741	—	17,810,741
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	17,605,552	—	17,605,552
U.S. Treasury Securities	—	15,090,634	—	15,090,634
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	6,147,279	127,629,289	—	133,776,568
Total Investments in Securities	6,147,279	2,414,569,528	22,840,939	2,443,557,746
Other Investments - Assets*
Investments Matured	—	266,207	—	266,207
Futures Contracts	2,007,667	—	—	2,007,667
	2,007,667	266,207	—	2,273,874
Other Investments - Liabilities*
Futures Contracts	(2,570,627)	—	—	(2,570,627)
Total Other Investments	(562,960)	266,207	—	(296,753)
Total Investments	$5,584,319	$2,414,835,735	$22,840,939	$2,443,260,993

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Term Bond Fund